SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,451,051,051	1,467,653,209	1,516,714,277
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	9,858,273	11,689,000	8,569,995
Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,460,909,324	1,479,342,209	1,525,284,272
Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	7,200,837	6,624,345	9,500,248